Concentration of risks (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration of risks
Description of individual borrowings for revenue and loan and advances	10% or more	10% or more	10% or more
Percentage of appreciation in foreign currency	2.30%	6.30%
Percentage of depreciation in foreign currency			1.30%